Note 21 - Loan Note Instruments (Tables)	9 Months Ended
Sep. 30, 2024
Statement Line Items [Line Items]
Disclosure of detailed information about borrowings [text block]
Loan note instruments - finance costs		2024	2023

Solar loan notes	21.1	624	373
Motapa loan notes		–	619
		624	992
Loan note instruments - financial liabilities		2024	December 31, 2023

Solar loan notes	21.1	9,137	7,112
		9,137	7,112

Current		855	665
Non-current		8,282	6,447
		9,137	7,112
	2024	December 31, 2023
Opening balance	7,112	–
Amounts received	2,000	7,000
Transaction costs	(61)	(105)
Finance cost accrued	624	549
Repayment - finance cost paid	(538)	(332)
Closing balance	9,137	7,112